23. Leases - Future Contractually Agreed Undiscounted Lease Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Future contractually agreed undiscounted cash flows	€ 1,034	€ 829
Within one year
Leases
Future contractually agreed undiscounted cash flows	519	553
Between one and five years
Leases
Future contractually agreed undiscounted cash flows	€ 515	€ 276